Financial instruments - financial and other risks - Financing risks (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($) vessel	Jan. 31, 2024 USD ($) vessel	Mar. 22, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Oct. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2020 vessel
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel				1
Principal repayments on IFRS 16 lease liabilities				$ 516,127	$ 79,502	$ 56,729
Number of vessels, purchase option exercised | vessel				18
Purchase option fees							$ 1,700	$ 1,200
Vessels
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel				111	113
MR | Vessels
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel						13			13
2020 SPDBFL Lease Financing
Disclosure of detailed information about financial instruments [line items]
Purchase option fees				$ 800	$ 800
2021 AVIC Lease Financing
Disclosure of detailed information about financial instruments [line items]
Deposits held by lessor				1,000	1,000
Purchase option fees				1,200	1,200
2021 TSFL Lease Financing
Disclosure of detailed information about financial instruments [line items]
Purchase option fees				$ 900	$ 900
2021 CMBFL Lease Financing | Lease option to purchase option exercised | Vessels | Forecast
Disclosure of detailed information about financial instruments [line items]
Purchase option fees			$ 700
2021 CMBFL Lease Financing | Lease option to purchase option exercised | MR | Vessels | Forecast
Disclosure of detailed information about financial instruments [line items]
Principal repayments on IFRS 16 lease liabilities			61,100
2022 AVIC Lease Financing | Lease option to purchase option exercised | Vessels
Disclosure of detailed information about financial instruments [line items]
Deposits held by lessor		$ 1,200
2022 AVIC Lease Financing | Lease option to purchase option exercised | Vessels | Forecast
Disclosure of detailed information about financial instruments [line items]
Principal repayments on IFRS 16 lease liabilities	$ 102,400		$ 102,400
Number of vessels, purchase option exercised | vessel	4		4
Deposits held by lessor	$ 1,200
Purchase option fees	$ 1,500		$ 1,500
2023 $1.0 Billion Credit Facility | Debt drawdown | Vessels
Disclosure of detailed information about financial instruments [line items]
Drawdowns		$ 99,000
STI Acton, STI Camden and STI Clapham | Prudential Credit Facility | Early repayment of borrowings | Handymax
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel		3
Principal repayments on IFRS 16 lease liabilities		$ 33,700
STI Jardins and STI San Telmo | 2020 SPDBFL Lease Financing | Lease option to purchase option exercised | MR | Vessels
Disclosure of detailed information about financial instruments [line items]
Principal repayments on IFRS 16 lease liabilities		$ 38,300
Number of vessels, purchase option exercised | vessel		2
Deposits held by lessor		$ 1,400
Purchase option fees		$ 800
STI Lombard | 2021 AVIC Lease Financing | Lease option to purchase option exercised | LR2 | Vessels
Disclosure of detailed information about financial instruments [line items]
Number of vessels, purchase option exercised | vessel		1
STI Soho, STI Osceola and STI Memphis | 2021 AVIC Lease Financing | Lease option to purchase option exercised | MR | Vessels
Disclosure of detailed information about financial instruments [line items]
Principal repayments on IFRS 16 lease liabilities		$ 77,400
Number of vessels, purchase option exercised | vessel		3
Deposits held by lessor		$ 1,000
Purchase option fees		1,200
STI Soho, STI Osceola and STI Memphis | 2021 AVIC Lease Financing | Lease option to purchase option exercised | MR and LR2 | Vessels
Disclosure of detailed information about financial instruments [line items]
Principal repayments on IFRS 16 lease liabilities		77,400
Deposits held by lessor		1,000
Purchase option fees		1,200
STI Topaz, STI Garnet and STI Onyx | BCFL Lease Financing (MRs) | Lease option to purchase option exercised | MR | Vessels
Disclosure of detailed information about financial instruments [line items]
Principal repayments on IFRS 16 lease liabilities		$ 21,700
Number of vessels, purchase option exercised | vessel		3
STI Black Hawk, STI Notting Hill and STI Pontiac | 2021 TSFL Lease Financing | Lease option to purchase option exercised | MR | Vessels | Forecast
Disclosure of detailed information about financial instruments [line items]
Principal repayments on IFRS 16 lease liabilities			$ 45,600
Number of vessels, purchase option exercised | vessel			3
Purchase option fees			$ 900
STI Westminster | 2021 CMBFL Lease Financing | Lease option to purchase option exercised | MR | Vessels | Forecast
Disclosure of detailed information about financial instruments [line items]
Number of vessels, purchase option exercised | vessel			1
STI Comandante, STI Brixton, STI Pimlico and STI Finchley | 2021 CMBFL Lease Financing | Lease option to purchase option exercised | Handymax | Vessels | Forecast
Disclosure of detailed information about financial instruments [line items]
Number of vessels, purchase option exercised | vessel			4
STI Gramercy and STI Queens | 2022 AVIC Lease Financing | Lease option to purchase option exercised | MR | Vessels | Forecast
Disclosure of detailed information about financial instruments [line items]
Number of vessels, purchase option exercised | vessel	2		2
STI Oxford and STI Selatar | 2022 AVIC Lease Financing | Lease option to purchase option exercised | LR2 | Vessels | Forecast
Disclosure of detailed information about financial instruments [line items]
Number of vessels, purchase option exercised | vessel	2		2
STI Acton and STI Camden | 2023 $1.0 Billion Credit Facility | Debt drawdown | Handymax
Disclosure of detailed information about financial instruments [line items]
Vessels pledged as security | vessel		2
STI Jardins, STI San Telmo, STI Soho and STI Osceola | 2023 $1.0 Billion Credit Facility | Debt drawdown | MR
Disclosure of detailed information about financial instruments [line items]
Vessels pledged as security | vessel		4